Stock Options and Warrants (Details Textual) (USD $)	0 Months Ended												1 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Oct. 17, 2013	Oct. 07, 2013	Aug. 30, 2013	Aug. 27, 2013	Aug. 21, 2013	Aug. 07, 2013	Jul. 08, 2013	Jun. 21, 2013	May 24, 2013	May 19, 2013	Jan. 15, 2013	Feb. 10, 2012	Aug. 31, 2012	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Jun. 27, 2013	Jan. 31, 2013	Dec. 31, 2013 Stock Option [Member]	Aug. 07, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Nov. 12, 2013 Warrant [Member] Series A Preferred Stock [Member]	Nov. 12, 2013 Exercise Price One [Member] Series A Preferred Stock [Member]	Nov. 12, 2013 Exercise Price Two [Member] Series A Preferred Stock [Member]
Stock Options and Warrants (Textual)
Number of warrants issued in connection to promissory notes	175,000	350,000																				525,000		525,000	350,000	175,000
Number of warrants issued in connection with preferred stock options																								27,000,000
Sale of Stock, Number of Shares Issued in Transaction			400,000	400,000	100,000	500,000	500,000	750,000	125,000	625,000	46,429	1,410,874	77,743	1,394,909	1,468,786						1,000,000
Proceeds from Issuance of Common Stock																$ 1,243,000		$ 730,183			$ 221,121
Sale of Stock, Price Per Share			$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.40	$ 0.40	$ 0.40	$ 0.28	$ 0.25	$ 0.28	$ 0.25					$ 0.51	$ 0.49	$ 0.22			$ 0.30
Number of Shares, Granted																1,000,000
Share-based Compensation																639,328		0			14,822
Unrecognized compensation expense																					$ 206,300
Weighted-average remaining requisite service period																0 years	[1]				1 year 10 months 24 days
Warrants outstanding have weighted average remaining contractual life																4 years 10 months 13 days							5 years
Warrants iissued as fee to placement agent																								1,890,000
Warrant Exercise Price Reduced																								$ 0.20

[1]	* These 1,000,000 options were granted without a specified expiration term.